Summary of significant accounting policies (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Accounting Policies [Abstract]
Accumulated loss	$ 14,632,545	$ 18,815,989
Foreign currency exchange rate, translation	0.7777	0.7777
Accumulated loss	$ 100,721	$ 129,517